Total Fund Solution
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 31, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Total Fund Solution (the “Trust”)
Securities Act Registration No: 333-258648
Investment Company Act Registration No: 811-23724
Cromwell Tran Sustainable Focus Fund (S000075258)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Cromwell Tran Sustainable Focus Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated August 31, 2023, and filed electronically as Post-Effective Amendment No. 21 to the Fund’s Registration Statement on Form N-1A on August 28, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Total Fund Solution

Enclosures